INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	$ 1,129,961	$ 1,000,170
Classes of intangible assets (gross)	1,726,329	1,492,072
Airport slots
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	602,677	535,531
Classes of intangible assets (gross)	602,677	535,531
Loyalty program
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	193,247	171,717
Classes of intangible assets (gross)	193,247	171,717
Computer software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	180,453	171,144
Classes of intangible assets (gross)	775,506	661,731
Developing software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	147,728	119,376
Classes of intangible assets (gross)	147,728	119,376
Other assets
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	5,856	2,402
Classes of intangible assets (gross)	$ 7,171	$ 3,717